Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Comprehensive Loss [Abstract]
Revenues	$ 688	$ 902	$ 1,840	$ 3,531	$ 3,820	$ 789	$ 165
Research and development expenses	(3,960)	(2,638)	(7,016)	(4,056)	6,075	5,106	6,115
General and administrative expenses	(1,333)	(1,819)	(2,220)	(2,386)	3,159	2,868	2,733
Operating loss	(4,605)	(3,555)	(7,396)	(2,911)	5,414	7,185	8,683
Other income						(769)
Finance expenses	(324)	(346)	(508)	(428)	1,204	621	55
Finance income	36	936	63	197	(51)	(633)	(374)
Total financial income (expense), net	(288)	590	(445)	(231)	1,153	(12)	(319)
Loss before taxes on income					6,567	6,404	8,364
Taxes on income					4	29	29
Net loss	(4,893)	(2,965)	(7,841)	(3,142)	6,571	6,433	8,393
Other comprehensive loss:
Adjustment arising from translating financial statements from functional currency to presentation currency						(636)	(119)
Total other comprehensive loss						(636)	(119)
Total comprehensive loss					6,571	5,797	8,274
Net loss Attributable to:
Equity holders of the Company					6,571	6,339	8,257
Non-controlling interests						94	136
Net loss	$ (4,893)	$ (2,965)	$ (7,841)	$ (3,142)	6,571	6,433	8,393
Total comprehensive loss attributable to:
Equity holders of the Company					6,571	5,703	8,138
Non-controlling interests						94	136
Total comprehensive loss					$ 6,571	$ 5,797	$ 8,274
Net loss per share attributable to equity holders of the Company:
Basic and diluted net loss per share	$ (0.08)	$ (0.08)	$ (0.11)	$ (0.08)	$ 0.17	$ 0.19	$ 0.3